STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

15.          STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Company’s subsidiaries incorporated in the PRC are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve which are appropriated from net profit as reported in the subsidiaries’ PRC statutory accounts. The Company’s subsidiaries incorporated in the PRC are required to allocate at least 10% of their annual after-tax profits to the statutory reserve until such reserve has reached 50% of their respective registered capital based on their PRC statutory financial statements. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors for all the PRC subsidiaries. The aforementioned reserved funds can only be used for specific purposes and are not distributable as cash dividends.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2025, net assets restricted in the aggregate, which include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries, were $1,838.